As filed with the U.S. Securities and Exchange Commission on October 14, 2011

Securities Act File No. 33-49552

Investment Company Act File No. 811-6740

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76

(Check appropriate box or boxes)

Legg Mason Partners Institutional Trust

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Western Asset Institutional Government Reserves and Western Asset Institutional AMT Free Municipal Money Market Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 14th day of October, 2011.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Government Reserves

Western Asset Institutional AMT Free Municipal Money Market Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 14, 2011.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer

Elliott J. Berv* Elliott J. Berv	Trustee

A. Benton Cocanougher* A. Benton Cocanougher	Trustee

Jane F. Dasher* Jane F. Dasher	Trustee

Mark T. Finn* Mark T. Finn	Trustee

Rainer Greeven* Rainer Greeven	Trustee

Stephen R. Gross* Stephen R. Gross	Trustee

Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

Diana R. Harrington* Diana R. Harrington	Trustee

Susan M. Heilbron* Susan M. Heilbron	Trustee

Susan B. Kerley* Susan B, Kerley	Trustee

Alan G. Merten* Alan G. Merten	Trustee

R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 14th day of October, 2011.

MASTER PORTFOLIO TRUST, on behalf of its series Government Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 14, 2011.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer

Elliott J. Berv* Elliott J. Berv	Trustee

A. Benton Cocanougher* A. Benton Cocanougher	Trustee

Jane F. Dasher* Jane F. Dasher	Trustee

Mark T. Finn* Mark T. Finn	Trustee

Rainer Greeven* Rainer Greeven	Trustee

Stephen R. Gross* Stephen R. Gross	Trustee

Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

Diana R. Harrington* Diana R. Harrington	Trustee

Susan M. Heilbron* Susan M. Heilbron	Trustee

Susan B. Kerley* Susan B, Kerley	Trustee

Alan G. Merten* Alan G. Merten	Trustee

R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase